Average Annual Total Returns - Federated Hermes Total Return Government Bond Fund	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Bloomberg Barclays U.S. Government Bond Index1(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Government Bond Index1(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Government Bond Index1(reflects no deduction for fees, expenses or taxes) 10 Years		Lipper Intermediate U.S. Government Funds Average2 1 Year		Lipper Intermediate U.S. Government Funds Average2 5 Years		Lipper Intermediate U.S. Government Funds Average2 10 Years
Total	8.19%	3.83%	3.14%	7.44%	2.89%	2.10%	4.85%	2.53%	2.02%	7.83%	3.48%	2.80%	8.20%	3.82%	3.05%	7.94%	[1]	3.76%	[1]	3.26%	[1]	6.40%	[2]	2.92%	[2]	2.59%	[2]

[1]	The Bloomberg Barclays U.S. Government Bond Index is a market value weighted index of U.S. government and government agency securities (other than mortgage securities) with maturities of one year or more.
[2]	Lipper figures represent the average of the total returns reported by all mutual funds designated by Lipper, Inc., as falling into the respective category and is not adjusted to reflect any sales charges.